Financial risk management - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Bank borrowings carrying amount	€ 26,266	€ 21,156
Lease liabilities.	3,124	3,610
Trade payables carrying amount	1,956	2,797
Liquidity risk
Financial liabilities
Bank borrowings carrying amount	23,152	17,546
Lease liabilities.	3,124	3,610
Trade payables carrying amount	1,956	2,797
Total carrying amount	28,232	23,953
Bank borrowings contractual cash flow	(31,280)	(22,050)
Lease liability contractual cash flow	(3,715)	(4,409)
Trade payables contractual cash flow	(1,956)	(2,797)
Total contractual cash flow	(36,951)	(29,256)
Liquidity risk | 2 months or less
Financial liabilities
Bank borrowings contractual cash flow	(295)	(178)
Lease liability contractual cash flow	(71)	(102)
Trade payables contractual cash flow	(1,956)	(2,797)
Total contractual cash flow	(2,322)	(3,077)
Liquidity risk | 2 to 12 months
Financial liabilities
Bank borrowings contractual cash flow	(25,236)	(10,818)
Lease liability contractual cash flow	(341)	(447)
Total contractual cash flow	(25,577)	(11,265)
Liquidity risk | 1 to 3 years
Financial liabilities
Bank borrowings contractual cash flow	(915)	(1,252)
Lease liability contractual cash flow	(1,627)	(1,054)
Total contractual cash flow	(2,542)	(2,306)
Liquidity risk | 3 to 5 years
Financial liabilities
Bank borrowings contractual cash flow	(625)	(5,296)
Lease liability contractual cash flow	(637)	(1,307)
Total contractual cash flow	(1,262)	(6,603)
Liquidity risk | More than 5 years
Financial liabilities
Bank borrowings contractual cash flow	(4,209)	(4,506)
Lease liability contractual cash flow	(1,039)	(1,499)
Total contractual cash flow	€ (5,248)	€ (6,005)